BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ (347,409)
Price	532,808
Fair value adjustment of biological assets recognized under other operating income (expense), net	185,399	R$ (129,187)	R$ 192,504
Biological assets pledged	R$ 0